Risk management - Spain Real Estate Business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in property loans
Financial assets at beginning of period	€ 191,124	€ 199,351
Financial assets at end of period	184,596	191,124	€ 199,351
Construction and property development | SPAIN | Real estate operations in Spain
Changes in property loans
Financial assets at beginning of period	4,812	6,472	5,515
Foreclosed assets	(29)	(100)	(27)
Banco Popular (Perimeter)	0	0	2,934
Reductions	(1,685)	(1,267)	(1,620)
Write-off of impaired assets against recorded allowance	(159)	(293)	(330)
Financial assets at end of period	€ 2,939	€ 4,812	€ 6,472